Document And Entity Information	9 Months Ended
	Sep. 30, 2014	Nov. 21, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	VIVEVE MEDICAL, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		12,347,121
Amendment Flag	false
Entity Central Index Key	0000879682
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3